RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
Promissory Notes
In connection with the RideNow Transaction, the Company assumed two promissory notes totaling principal and accrued interest of $2,821 as of August 31, 2021 due to entities controlled by former directors and executive officers of the Company. Amounts due under these two promissory notes have been paid in full as of December 31, 2022.
August 2021 Offering
In connection with the RideNow Transaction, on March 12, 2021, the Company and its subsidiary, NextGen Pro, LLC (“NextGen Pro”), executed a secured promissory note with BRF Finance Co., LLC (“BRF Finance”), an affiliate of B. Riley Securities, Inc., one of the underwriters in this offering, pursuant to which BRF Finance loaned the Company $2,500 (the “Bridge Loan”). The Bridge Loan matures on the earlier of September 30, 2021 or, after May 1, 2021, upon the issuance of debt or equity above $2,650. The Bridge Loan was secured by certain intellectual property assets held by NextGen Pro and interest on the loan was at a rate of 12% annually. The Bridge Loan, and all accrued interest was paid upon the closing of the RideNow Transaction.
Denmar Dixon, a former director of the Company, purchased 13,636 shares of Class B common stock in the August 2021 Offering at the public price of $33.00 per share.
RideNow Leases
In connection with the RideNow Transaction, the Company entered into related party leases for 24 properties consisting of dealerships and offices. Each related party lease is with a wholly owned subsidiary of the Company as the tenant and an entity controlled by former directors and executive officers of the Company, as the landlord. The initial aggregate base rent payment for all 24 leases is approximately $1,229 per month, and each lease commenced a new 20-year term on September 1, 2021, with each lease containing annual 2% increases on base rent.
RideNow Reinsurance Products
The Company sells extended service contracts, prepaid maintenance, GAP insurance, theft protection and tire and wheel products on vehicles sold to customers. Affiliate reinsurance companies previously controlled by and owned primarily by former directors and executives officers of the Company participated in the profits of these products sold through the RideNow locations. The total amount paid by the Company to these affiliated companies totaled approximately $139 during the year ended December 31, 2022. The related party relationship ended February 1, 2022.
Payments to Coulter Management Group LLLP
The company made $250 in payments to Coulter Management Group LLLP, an entity owned by two former directors and executive officers of the Company, during the year ended December 31, 2022.
Payments to RideNow Management, LLLP
The Company made $11 and $479 in payments to RideNow Management, LLLP, an entity owned equally by two former directors and executive officers of the Company, during the years ended December 31, 2022 and 2021. On June 27, 2022, the Company paid off a loan of $673 to RideNow Management LLLP.
Beach Agreement
On December 31, 2021, the Company acquired all the business assets of RNBeach, LLC (“Beach”) from former directors and executive officers of the Company. The total purchase price to acquire all the business assets of Beach was approximately $5,528, and cash paid was approximately $5,368.
Bidpath Software License
On January 19, 2022, the Audit Committee approved, and the Company entered into two agreements with Bidpath Incorporated, a company owned by Adam Alexander, a director of the Company that provides the Company with (i) a perpetual, non-exclusive license to the then-current source code, as well as all future source code, of foundational technology for our inventory management platform, and (ii) support and maintenance services, all of which remain in development as of December 31, 2022.
The Company has made cash payments totaling $3,600 for the license during the year ended December 31, 2022. The Company pays, on monthly basis since the agreement was signed, $30 for the support and maintenance services. The initial term is thirty-six (36) months but can be terminated by either party at any time by providing sixty (60) days' notice to the other party.
Ready Team Grow, LLC
The Company paid $199 to Ready Team Grow, LLC for employee recruiting services during the year ended December 31, 2022. Ready Team Grow, LLC is an entity owned by the domestic partner of the Company’s Chief Executive Officer.